Off balance sheet commitments and lease contracts - Off balance sheet commitments and contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Off balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	$ 31,493	$ 35,684	$ 40,311
Current portion of non-current debt obligations net of hedging instruments	5,669	5,328	5,073
Lease obligations	9,477	9,714	9,034
Asset retirement obligations	11,585	13,110	14,976
Contractual obligations recorded in the balance sheet	58,224	63,836	69,394
Lease obligations for low value assets, short term contracts or not yet commenced	2,221	1,830	1,679
Purchase obligations	178,772	139,050	136,032
Contractual obligations not recorded in the balance sheet	180,993	140,880	137,711
TOTAL OF CONTRACTUAL OBLIGATIONS	239,217	204,716	207,105
OTHER COMMITMENTS GIVEN	68,684	71,819	70,675
Assets received as collateral (security interests)	42	45	62
Sales obligations	97,436	94,977	92,555
Other commitments received	25,365	25,650	22,326
TOTAL OF COMMITMENTS RECEIVED	122,843	120,672	114,943
Commitments given relating to joint ventures	32,846	32,054	33,373
Commitments given relating to associates	97,130	52,270	34,491
Non-current lease obligations	7,756	8,277	7,644
Current portion of lease obligations	1,721	1,437	1,390
Not later than one year
Off balance sheet commitments and lease contracts
Current portion of non-current debt obligations net of hedging instruments	5,669	5,328	5,073
Lease obligations	1,721	1,437	1,390
Asset retirement obligations	453	521	610
Contractual obligations recorded in the balance sheet	7,843	7,286	7,073
Lease obligations for low value assets, short term contracts or not yet commenced	643	783	689
Purchase obligations	14,536	11,286	13,333
Contractual obligations not recorded in the balance sheet	15,179	12,069	14,022
TOTAL OF CONTRACTUAL OBLIGATIONS	23,022	19,355	21,095
OTHER COMMITMENTS GIVEN	21,190	15,619	11,969
Assets received as collateral (security interests)	22	14	37
Sales obligations	8,470	6,267	7,565
Other commitments received	18,025	19,261	17,285
TOTAL OF COMMITMENTS RECEIVED	26,517	25,542	24,887
Commitments given relating to joint ventures	906	2,006	253
Commitments given relating to associates	850	839	727
Between 1 and 5 years
Off balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	13,068	14,229	16,811
Lease obligations	3,652	3,872	3,321
Asset retirement obligations	1,452	1,497	1,751
Contractual obligations recorded in the balance sheet	18,172	19,598	21,883
Lease obligations for low value assets, short term contracts or not yet commenced	1,049	610	543
Purchase obligations	40,850	40,516	36,174
Contractual obligations not recorded in the balance sheet	41,899	41,126	36,717
TOTAL OF CONTRACTUAL OBLIGATIONS	60,071	60,724	58,600
OTHER COMMITMENTS GIVEN	14,852	9,215	9,877
Assets received as collateral (security interests)	8	10	16
Sales obligations	47,178	36,341	33,271
Other commitments received	3,355	2,817	1,755
TOTAL OF COMMITMENTS RECEIVED	50,541	39,168	35,042
Commitments given relating to joint ventures	10,643	5,666	7,353
Commitments given relating to associates	14,676	11,638	9,110
More than 5 years
Off balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	18,425	21,455	23,500
Lease obligations	4,104	4,405	4,323
Asset retirement obligations	9,680	11,092	12,615
Contractual obligations recorded in the balance sheet	32,209	36,952	40,438
Lease obligations for low value assets, short term contracts or not yet commenced	529	437	447
Purchase obligations	123,386	87,248	86,525
Contractual obligations not recorded in the balance sheet	123,915	87,685	86,972
TOTAL OF CONTRACTUAL OBLIGATIONS	156,124	124,637	127,410
OTHER COMMITMENTS GIVEN	32,642	46,985	48,829
Assets received as collateral (security interests)	12	21	9
Sales obligations	41,788	52,369	51,719
Other commitments received	3,985	3,572	3,286
TOTAL OF COMMITMENTS RECEIVED	45,785	55,962	55,014
Commitments given relating to joint ventures	21,297	24,382	25,767
Commitments given relating to associates	81,604	39,793	24,654
Guarantees given to customs authorities
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	2,001	2,003	2,236
Guarantees given to customs authorities | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,913	1,904	2,122
Guarantees given to customs authorities | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	47	53	50
Guarantees given to customs authorities | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	41	46	64
Guarantees given on borrowings
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	19,219	20,218	20,428
Guarantees given on borrowings | Arctic LNG 2 LLC
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,050	1,013
Guarantees given on borrowings | Rio Grande LNG Project
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	800
Guarantees given on borrowings | Ichthys LNG PTY Limited
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	4,136	4,659
Guarantees given on borrowings | Yamal LNG
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	3,270	3,483
Guarantees given on borrowings | Bayport Polymers LLC
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,400	1,820
Guarantees given on borrowings | Seagreen project
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,273	1,204
Guarantees given on borrowings | TotalEnergies Refining & Chemicals Saudi Arabia S.A.S.
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,025	1,025
Guarantees given on borrowings | Mozambique LNG project
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	4,600	4,600
Guarantees given on borrowings | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	582	2,519	595
Guarantees given on borrowings | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	9,506	5,814	3,734
Guarantees given on borrowings | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	9,131	11,885	16,099
Guarantees related to sales of businesses
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	312	310	316
Guarantees related to sales of businesses | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	160	157	163
Guarantees related to sales of businesses | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	152	153	153
Guarantees of current liabilities
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	67	62	70
Guarantees of current liabilities | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	67	61	69
Guarantees of current liabilities | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN		1	1
Guarantees to customers / suppliers
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	23,382	23,757	23,494
Guarantees to customers / suppliers | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	6,768	3,539	3,093
Guarantees to customers / suppliers | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	3,946	2,275	4,376
Guarantees to customers / suppliers | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	12,668	17,943	16,025
Letters of credit
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	3,294	2,430	2,993
Letters of credit | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	3,002	2,241	2,869
Letters of credit | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	270	172	122
Letters of credit | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	22	17	2
Other operating commitments
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	20,409	23,039	21,138
Other operating commitments | Not later than one year
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	8,698	5,198	3,058
Other operating commitments | Between 1 and 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	1,083	900	1,594
Other operating commitments | More than 5 years
Off balance sheet commitments and lease contracts
OTHER COMMITMENTS GIVEN	$ 10,628	$ 16,941	$ 16,486